Unaudited Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Revenue	$ 1,422,605	$ 909,247
Cost of sales	(2,125,729)	(932,533)
Impairment expense, net of reversals	(723,524)	0
Other cost of sales	(1,402,205)	(932,533)
Gross loss	(703,124)	(23,286)
Selling, general and administrative expense	(431,283)	(450,465)
Research and development expense	(31,262)	(24,312)
Other operating income, net	70,075	21,913
Operating loss	(1,095,594)	(476,150)
Finance income	52,797	8,077
Finance expense	(185,319)	(199,278)
Fair value change - Earn-out rights	15,813	139,638
Fair value change - Class C Shares	0	2,500
Share of losses in associates	(24,261)	(4,350)
Loss before income taxes	(1,236,564)	(529,563)
Income tax benefit (expense)	43,485	(14,315)
Net loss	$ (1,193,079)	$ (543,878)
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)	$ (0.26)
Net loss per share - diluted (in dollars per share)	$ (0.56)	$ (0.26)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ 34,876	$ (23,807)
Total other comprehensive loss	34,876	(23,807)
Total comprehensive loss	$ (1,158,203)	$ (567,685)
Class A Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.56)	$ (0.26)
Net loss per share - diluted (in dollars per share)	(0.56)	(0.26)
Class B Shares
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	(0.56)	(0.26)
Net loss per share - diluted (in dollars per share)	$ (0.56)	$ (0.26)